PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Components of Net Periodic Benefit (Credit) Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	$ 134	$ 99
Interest cost	401	394
Expected return on plan assets, net of expenses	(603)	(566)
Amortization of prior service credit	(3)	(2)
Amortization of actuarial losses (gains)	14	(18)
Net periodic benefit credit	(57)	(93)
Pension costs capitalized	52	48
Pension Benefits | Defined Benefit Plan, Labor
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	74	68
Pension Benefits | Charged to results of operations
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	22	20
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	56	50
Interest cost	75	73
Amortization of prior service credit	10	10
Amortization of actuarial losses (gains)	(30)	(23)
Net periodic benefit credit	111	110
Pension costs capitalized	39	36
Post-Retirement and Post-Employment Benefits | Defined Benefit Plan, Labor
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	111	110
Post-Retirement and Post-Employment Benefits | Charged to results of operations
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	$ 72	$ 76